UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: NONE (first filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO       February 17, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   $131,459
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE


                                   TITLE
                                     OF               VALUE   SHRS OR          INVESTMENT          VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP   (X$1000)  PRN AMT SH/ PRN  DISCRETION    SOLE   SHARED   NONE

ABBOTT LABS                         COM   002824100     8,166  153,000   SH       SOLE                      153,000
EXXON MOBIL CORPORATION             COM   30231G102     7,903   99,000   SH       SOLE                       99,000
PEPSICO INCORPORATED                COM   713448108     7,668  140,000   SH       SOLE                      140,000
WAL-MART STORES                     COM   931142103     6,850  122,184   SH       SOLE                      122,184
CATERPILLAR TRACTOR CO              COM   149123101     6,714  150,300   SH       SOLE                      150,300
UNION PACIFIC CORPORATION           COM   907818108     5,711  119,480   SH       SOLE                      119,480
SCHLUMBERGER LTD                    COM   806857108     5,376  127,000   SH       SOLE                      127,000
BHP BILLITON LTD - SPON ADR         ADR   088606108     5,320  124,000   SH       SOLE                      124,000
3M COMPANY                          COM   88579Y101     5,294   92,000   SH       SOLE                       92,000
BERKSHIRE HATHAWAY                  COM   084670108     4,830       50   SH       SOLE                           50
EMERSON ELECTRIC CO                 COM   291011104     4,393  120,000   SH       SOLE                      120,000
MICROSOFT CORP.                     COM   594918104     4,277  220,000   SH       SOLE                      220,000
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206     4,235   80,000   SH       SOLE                       80,000
INTERNATIONAL BUSINESS MACHINE      COM   459200101     3,956   47,000   SH       SOLE                       47,000
TARGET CORP                         COM   87612E106     3,453  100,000   SH       SOLE                      100,000
KIMBERLY CLARK CORPORATION          COM   494368103     3,302   62,600   SH       SOLE                       62,600
BP P.L.C.                           ADR   055622104     3,247   69,466   SH       SOLE                       69,466
GENERAL ELECTRIC COMPANY            COM   369604103     3,143  194,000   SH       SOLE                      194,000
GLAXOSMITHKLINE PLC                 ADR   37733W105     2,982   80,000   SH       SOLE                       80,000
BRISTOL-MYERS SQUIBB CO             COM   110122108     2,790  120,000   SH       SOLE                      120,000
ILLINOIS TOOL WORKS                 COM   452308109     2,664   76,000   SH       SOLE                       76,000
INTEL CORP                          COM   458140100     2,653  181,000   SH       SOLE                      181,000
LOWE'S CORP                         COM   548661107     2,496  116,000   SH       SOLE                      116,000
ORACLE CORP                         COM   68389X105     2,464  139,000   SH       SOLE                      139,000
CISCO SYSTEMS INC                   COM   17275R102     2,023  124,100   SH       SOLE                      124,100
PROCTER & GAMBLE CO                 COM   742718109     1,972   31,900   SH       SOLE                       31,900
MERCK & CO.                         COM   589331107     1,885   62,000   SH       SOLE                       62,000
AMETEK INC                          COM   031100100     1,870   61,900   SH       SOLE                       61,900
DOW CHEMICAL COMPANY                COM   260543103     1,811  120,000   SH       SOLE                      120,000
AMERIPRISE FINANCIAL INC            COM   03076C106     1,542   66,000   SH       SOLE                       66,000
AMERICAN EXPRESS COMPANY            COM   025816109     1,428   77,000   SH       SOLE                       77,000
HOSPIRA INC                         COM   441060100     1,424   53,100   SH       SOLE                       53,100
COVIDIEN LTD                        COM   G2552X108     1,345   37,100   SH       SOLE                       37,100
ZIMMER HOLDINGS INC                 COM   98956P102     1,172   29,000   SH       SOLE                       29,000
MEDTRONIC INC                       COM   585055106     1,163   37,000   SH       SOLE                       37,000
WALGREENS                           COM   931422109     1,108   44,900   SH       SOLE                       44,900
BANK OF AMERICA CORP                COM   060505104     1,065   75,635   SH       SOLE                       75,635
WEATHERFORD INTERNATIONAL           COM   G95089101       651   60,200   SH       SOLE                       60,200
ELECTRONIC ARTS INC                 COM   285512109       602   37,500   SH       SOLE                       37,500
SPDR TRUST SERIES 1                 COM   78462F103       514    5,700   SH       SOLE                        5,700

GRAND TOTALS                                          131,459  3,655,115

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